UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	December 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BB+	$ 572,626
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 2.1% (1.4% of Total Investments)
405	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	367,218
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	905,510
	5.750%, 6/01/33
355	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/12 at 100.00	BBB	320,214
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,295	4.750%, 6/01/22	6/16 at 100.00	BBB	2,195,397
930	5.000%, 6/01/26	6/16 at 100.00	BBB	865,570
4,985	Total Consumer Staples			4,653,909
	Education and Civic Organizations – 19.3% (12.7% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	599,973
	2007A, 5.000%, 7/01/31
275	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	213,103
	Schools, Series 2007A, 5.000%, 4/01/37
1,285	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	3/11 at 100.00	BBB–	1,286,658
	University, Series 1998B, 5.000%, 9/15/13
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	85,769
	University, Series 2006, 5.000%, 5/01/23
690	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University	No Opt. Call	AA+	744,262
	System, Series 1993B, 6.000%, 7/01/14 – AGM Insured
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,368,203
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,427,888
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	952,810
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,238,012
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
230	Dormitory Authority of the State of New York, Revenue Bonds, Fashion Institute of Technology,	7/12 at 100.00	AA+	233,103
	Series 2000, 5.375%, 7/01/20 – AGM Insured
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,000,901
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	877,599
	2010, 5.250%, 7/01/30
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,023,400
	5.000%, 7/01/32 – AMBAC Insured
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	603,027
	2010, 5.250%, 7/01/35
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA–	2,903,125
	Facilities, Series 1993A, 5.875%, 5/15/17
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	767,796
	College Project, Series 2007-A2, 4.500%, 8/01/36
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	608,006
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,903,925
	Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA–	1,259,030
	Project, Series 2010A, 5.000%, 7/01/40
	Monroe County Industrial Development Agency, New York, Civic Facility Revenue Bonds, St. John
	Fisher College, Series 1999:
1,000	5.375%, 6/01/17 – RAAI Insured	6/11 at 100.00	N/R	1,004,450
2,365	5.375%, 6/01/24 – RAAI Insured	6/11 at 100.00	N/R	2,301,240
580	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	549,109
	Francis College, Series 2004, 5.000%, 10/01/34
850	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	2/11 at 100.00	A–	850,408
	Greater New York, Series 2002, 5.250%, 8/01/21
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	1,652,040
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,792,413
3,855	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	BBB–	3,192,017
	Project, Series 2006, 4.500%, 3/01/39 – FGIC Insured
3,000	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds,	1/20 at 100.00	AA	3,062,760
	Bank of America Tower at One Bryant Park Project, Series 2010, 5.625%, 1/15/46
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	391,940
	College, Series 2007, 5.000%, 10/01/27
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	1,355,147
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	666,468
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
44,650	Total Education and Civic Organizations			42,914,582
	Financials – 1.2% (0.8% of Total Investments)
1,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	972,910
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	1,744,698
	2007, 5.500%, 10/01/37
2,740	Total Financials			2,717,608
	Health Care – 20.4% (13.5% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	BBB+	894,170
	Series 2007A, 5.000%, 7/01/36
365	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	2/11 at 100.00	AA–	365,445
	James Mercy Hospital, Series 1998, 5.250%, 2/01/18
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,210,065
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	1,736,023
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	7,699,980
	Hospital, Series 2005, 4.900%, 8/15/31
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	342,430
	Series 2010, 5.000%, 7/01/26
3,750	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	1/11 at 101.00	A3	3,787,800
	Island Obligated Group – St. Catherine of Siena Medical Center, Series 2000A, 6.500%, 7/01/20
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	1/11 at 100.50	A3	8,026,160
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
1,950	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Baa3	1,873,424
	Group, Series 2001, 5.500%, 7/01/30
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,436,107
	Center, Series 2006, 5.000%, 7/01/35 (UB)
2,840	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA+	3,061,946
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	Baa1	1,699,380
	Obligated Group, Series 2005A, 5.000%, 11/01/34
1,250	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	1,256,938
	Hospital, Series 2003B, 5.500%, 7/01/23
900	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	858,564
	Hospital Association, Series 2003A, 5.500%, 7/01/32
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	502,180
	Inc, Series 2010A, 5.750%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	No Opt. Call	BBB–	620,938
625	5.500%, 2/01/32	No Opt. Call	BBB–	545,369
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,000	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,026,620
1,250	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,284,638
715	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 100.00	Baa3	713,949
	Island University Hospital, Series 2001B, 6.375%, 7/01/31
705	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Staten	7/12 at 101.00	Baa3	705,240
	Island University Hospital, Series 2002C, 6.450%, 7/01/32
805	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	793,963
	2010-C2, 6.125%, 11/01/37
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	7/11 at 101.00	B–	1,036,706
	Series 2001A, 7.125%, 7/01/31
46,640	Total Health Care			45,478,035
	Housing/Multifamily – 7.6% (5.0% of Total Investments)
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	4,601,076
	Series 2005A, 5.000%, 7/01/25 – FGIC Insured (UB)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2001A:
1,610	5.500%, 11/01/31	5/11 at 101.00	AA	1,613,558
2,000	5.600%, 11/01/42	5/11 at 101.00	AA	2,004,160
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
910	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	916,033
450	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	448,776
1,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	1,501,695
	Series 2004A, 5.250%, 11/01/30
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	325,104
	Series 2010-D1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,885,320
	11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	1,875,980
	5.000%, 11/01/42
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	647,779
	11/01/38 (Alternative Minimum Tax)
1,100	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/11 at 100.50	Aa1	1,106,413
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
17,135	Total Housing/Multifamily			16,925,894
	Housing/Single Family – 5.0% (3.3% of Total Investments)
835	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, 2007 Series 145, 5.125%,	4/17 at 100.00	Aa1	784,666
	10/01/37 (Alternative Minimum Tax)
2,295	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%, 4/01/27	4/15 at 100.00	Aa1	2,146,009
	(Alternative Minimum Tax)
880	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 2007, 5.200%,	10/17 at 100.00	Aa1	852,095
	10/01/32 (Alternative Minimum Tax)
1,165	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 73A, 5.250%, 10/01/17	3/11 at 100.00	Aa1	1,165,885
	(Alternative Minimum Tax)
240	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%, 4/01/30	4/11 at 100.00	Aa1	240,022
	(Alternative Minimum Tax)
4,370	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 97, 5.500%, 4/01/31	4/11 at 100.00	Aa1	4,353,744
	(Alternative Minimum Tax)
1,660	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%, 4/01/23	4/13 at 101.00	Aaa	1,651,501
	(Alternative Minimum Tax)
11,445	Total Housing/Single Family			11,193,922
	Long-Term Care – 3.5% (2.3% of Total Investments)
1,100	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	1,029,127
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Baa3	574,437
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
1,375	Dormitory Authority of the State of New York, Revenue Bonds, Miriam Osborn Memorial Home	1/11 at 102.00	BBB	1,345,094
	Association, Series 2000B, 6.375%, 7/01/29 – ACA Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	34,099
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	266,093
520	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	530,920
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
1,350	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/11 at 101.00	N/R	1,366,727
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,965	5.500%, 7/01/18	7/16 at 101.00	N/R	1,777,578
755	5.800%, 7/01/23	7/16 at 101.00	N/R	661,267
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	297,789
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
8,525	Total Long-Term Care			7,883,131
	Materials – 0.2% (0.2% of Total Investments)
575	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	551,322
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 11.3% (7.5% of Total Investments)
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	407,672
3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	3,223,350
	SYNCORA GTY Insured
1,800	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,979,406
2,500	New York City, New York, General Obligation Bonds, Series 2004E, 5.000% 11/01/19 – AGM	11/14 at 100.00	AA+	2,669,675
	Insured (UB)
6,400	New York City, New York, General Obligation Bonds, Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	6,601,728
10,000	New York City, New York, General Obligation Bonds, Series 2007D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	10,310,600
24,100	Total Tax Obligation/General			25,192,431
	Tax Obligation/Limited – 34.0% (22.6% of Total Investments)
2,400	Battery Park City Authority, New York, Senior Revenue Bonds, Series 2003A, 5.000%, 11/01/23	11/13 at 100.00	AAA	2,513,112
	Dormitory Authority of the State of New York, Lease Revenue Bonds, Nassau County Board of
	Cooperative Educational Services, Series 2001A:
1,265	5.250%, 8/15/17 – AGM Insured	8/11 at 100.00	AA+	1,293,829
1,385	5.250%, 8/15/18 – AGM Insured	8/11 at 100.00	AA+	1,415,082
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	1,025,260
	Improvements, Series 2005D-1, 5.000%, 8/15/23 – FGIC Insured
690	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	724,190
	2005F, 5.000%, 3/15/21 – AGM Insured
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	452,255
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
5,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA+	5,106,050
2,500	5.000%, 11/15/30	11/12 at 100.00	AA	2,501,175
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
2,175	5.750%, 7/01/18	No Opt. Call	AA–	2,514,931
2,000	5.125%, 1/01/29	7/12 at 100.00	AA–	1,996,500
1,300	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	1,276,184
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,492,226
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,670	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,757,362
2,125	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,177,998
2,475	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,503,314
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	3,139,401
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
2,665	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	2,814,293
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
3,640	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	3,775,080
	Series 2007C-1, 5.000%, 11/01/27
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	2,421,384
	Option Bond Trust 3545, 13.477%, 5/01/32 (IF)
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,033,460
	2003A, 5.000%, 3/15/21
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,164,350
	Series 2008A, 5.000%, 12/15/27 (UB)
2,030	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	2,030,264
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,049,520
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	2,871,512
	5.000%, 4/01/27
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2008,	No Opt. Call	AA	6,444,763
	5.500%, 4/01/20 – AMBAC Insured (UB)
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,646,384
	5.000%, 3/15/29
6,700	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	7,132,887
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	3,166,830
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,300	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,312,415
	2005B, 5.000%, 3/15/30 – AGM Insured
1,950	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,912,655
	2010A, 5.500%, 8/01/42
72,950	Total Tax Obligation/Limited			75,664,666
	Transportation – 14.1% (9.3% of Total Investments)
505	Albany Parking Authority, New York, Revenue Bonds, Series 2001B, 5.250%, 10/15/12	10/11 at 101.00	BBB+	522,301
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	No Opt. Call	A	1,658,280
	5.000%, 11/15/15 – FGIC Insured
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,915,220
	5.000%, 11/15/34
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	1,246,560
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46
1,900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/11 at 100.00	BB–	1,468,605
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,545,722
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
215	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	214,869
	AMBAC Insured
1,100	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA+	1,114,806
	Insured (UB)
1,000	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/11 at 100.00	Baa1	964,550
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,346,046
1,080	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,083,780
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA+	763,778
	Eighth Series 2008, Trust 2920, 16.944%, 8/15/32 – AGM Insured (IF)
2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	2,483,600
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/36
2,040	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series	6/11 at 100.00	CCC+	1,767,272
	1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)
2,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2001A,	1/12 at 100.00	Aa2	2,063,560
	5.000%, 1/01/19
5,750	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	5,962,865
	Series 2002B, 5.000%, 11/15/21
2,400	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	11/12 at 100.00	Aa3	2,493,648
	Refunding Bonds, Series 2002E, 5.250%, 11/15/22 – NPFG Insured
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa2	1,757,700
	Refunding Bonds, Tender Option Bond Trust 1184, 9.085%, 5/15/16 (IF)
32,360	Total Transportation			31,373,162
	U.S. Guaranteed – 14.5% (9.6% of Total Investments) (4)
1,520	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	Aaa	1,683,582
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	7/12 at 100.00	AAA	1,069,870
	2002B, 5.375%, 7/01/19 (Pre-refunded 7/01/12)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AAA	5,683,900
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
560	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	Aa1 (4)	578,855
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17 (Pre-refunded 6/15/11)
	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2002A:
2,215	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	Aa3 (4)	2,328,696
4,285	5.125%, 3/15/21 (Pre-refunded 3/15/12)	3/12 at 100.00	AAA	4,518,790
2,950	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/13 at 100.00	AAA	3,215,618
	2003B, 5.000%, 3/15/22 (Pre-refunded 3/15/13)
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AAA	1,806,720
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AAA	8,893,725
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
2,520	Yonkers Industrial Development Agency, New York, Revenue Bonds, Community Development	2/11 at 100.00	BBB– (4)	2,532,550
	Properties – Yonkers Inc. Project, Series 2001A, 6.625%, 2/01/26 (Pre-refunded 2/01/11)
29,150	Total U.S. Guaranteed			32,312,306
	Utilities – 9.5% (6.3% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG	2/20 at 100.00	Baa3	2,130,414
	Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	3,167,084
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A–	3,151,305
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	2,263,867
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
2,000	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	11/11 at 101.00	Baa2	2,032,160
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001D, 5.550%, 11/15/24
	(Mandatory put 11/15/15)
4,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	4,000,120
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	875,539
	11/15/19 – FGIC Insured
4,000	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/11 at 100.00	N/R	3,533,080
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
21,520	Total Utilities			21,153,569
	Water and Sewer – 7.4% (4.9% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	3,107,670
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,440	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AAA	1,486,080
	Bonds, Fiscal Series 2001D, 5.500%, 6/15/17
2,225	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/12 at 100.00	AAA	2,361,393
	Bonds, Fiscal Series 2003A, 5.375%, 6/15/19
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water
	Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2002F:
1,345	5.250%, 11/15/19	11/12 at 100.00	AAA	1,433,770
4,060	5.250%, 11/15/20	11/12 at 100.00	AAA	4,327,960
3,840	New York State Environmental Facilities Corporation, State Revolving Fund, 2010 Master	4/20 at 100.00	AAA	3,883,808
	Financing Indenture Senior Lien, Series 2010C, 5.000%, 10/15/35
15,910	Total Water and Sewer			16,600,681
$ 333,370	Total Long-Term Investments (cost $334,499,011) – 150.4% (99.6% of Total Investments)			335,187,844
	Short-Term Investments – 0.7% (0.4% of Total Investments)
	Tax Obligation/Limited – 0.7% (0.4% of Total Investments)
$ 1,490	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate Demand	1/11 at 100.00	A–1	1,490,000
	Revenue Obligations, Series 2008A, 0.360%, 11/01/31 – AGM Insured (5)
	Total Short-Term Investments (cost $1,490,000)			1,490,000
	Total Investments (cost $335,989,011) – 151.1%			336,677,844
	Floating Rate Obligations – (15.5)%			(34,645,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (39.9)% (6)			(89,000,000)
	Other Assets Less Liabilities – 4.3%			9,819,123
	Net Assets Applicable to Common Shares – 100%			$ 222,851,967

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$335,187,844	$ —	$335,187,844
Short-Term Investments	—	1,490,000	—	1,490,000
Total	$ —	$336,677,844	$ —	$336,677,844

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments was $300,861,173.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,588,248
Depreciation	(7,419,459)
Net unrealized appreciation (depreciation) of investments	$ 1,168,789

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.4%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 1, 2011